As filed with the Securities and Exchange Commission on April 21, 2022
Registration Nos. 333-175480 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 146	[X]

(Check appropriate box or boxes)
Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)
Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor’s Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor’s Telephone Number, including Area Code)
The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor’s Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor’s Telephone Number, including Area Code)
Bryan J. Kreyling, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on May 1, 2022 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 12 to the Registration Statement, which was filed as a “template” registration statement under Rule 485(a) on February 2, 2022. In a subsequent filing under rule 485(b) having an effective date of May 1, 2022, the Registrant will reflect responses to Staff comments on the “template” registration as well as routine annual updating changes.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 12 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 485, has occurred since the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)
By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and State of Ohio on this 21st day of April, 2022.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 21, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 21, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 21, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
April 21, 2022	April 21, 2022
/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
April 21, 2022	April 21, 2022

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and State of Ohio on this 21st day of April, 2022.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 21, 2022

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 21, 2022

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 21, 2022

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 21, 2022
April 21, 2022

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 21, 2022	April 21, 2022

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 21, 2022